Loans from related parties - Additional Information (Details) $ / shares in Units, £ in Thousands	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 23, 2024 GBP (£) shares	Dec. 15, 2024
Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Aggregate purchase price | $			$ 192,000,000
Convertible senior secured notes | Level 3
Disclosure of detailed information about borrowings [line items]
Carrying Value | £				£ 524,242	£ 574,476
Market value per share | $ / shares	$ 7.42
Interest paid in cash | Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate						10.00%
Interest paid in-kind and semi-annually in arrears | Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate						12.00%
First half of principal amount | Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Conversion rate | shares	363.636				363.636
Remaining half of principal amount | Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Conversion rate | shares	285.714				285.714
Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Ordinary shares | shares	47,343,585
Market value per share | $ / shares	$ 7.42
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Disclosure of detailed information about borrowings [line items]
Interest rate			9.00%
Convertible senior secured notes | First half of principal amount
Disclosure of detailed information about borrowings [line items]
Conversion price (Per share price) | $ / shares	$ 2.75
Conversion rate | shares	363.636				363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Original Debt, Amount | $	$ 130,000,000
Convertible senior secured notes | Mudrick capital
Disclosure of detailed information about borrowings [line items]
Conversion price (Per share price) | $ / shares		$ 2.75
Original Debt, Amount | $		$ 130,000,000
Ordinary shares | shares		47,343,585
Market value per share | $ / shares		$ 7.42
Convertible senior secured notes | Mudrick capital | Interest paid in cash
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%				10.00%
Convertible senior secured notes | Mudrick capital | Interest paid in-kind and semi-annually in arrears
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%				12.00%
Convertible senior secured notes | Mudrick capital | First half of principal amount
Disclosure of detailed information about borrowings [line items]
Conversion price (Per share price) | $ / shares	$ 2.75
Conversion rate | shares	363.636				363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Convertible senior secured notes | Mudrick capital | Remaining half of principal amount
Disclosure of detailed information about borrowings [line items]
Conversion price (Per share price) | $ / shares	$ 3.5
Conversion rate | shares	285.714				285.714
Convertible senior secured notes principal amount, per instrument | $	$ 1,000